SCOPE OF CONSOLIDATION - Other Investments - Unconsolidated Structured Entities (Details) $ / vessel in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / vessel vessel	Dec. 31, 2013 vessel	Dec. 31, 2017 USD ($)
Disclosure of unconsolidated structured entities [line items]
Number of vessels under operating leases | vessel	2	1
Receivables due from related parties | $	$ 366		$ 406
Unconsolidated structured entities
Disclosure of unconsolidated structured entities [line items]
Operating lease, term of contract	12 years
Operating lease, expense per vessel | $	$ 4
Operating lease, option to purchase, consideration | $	$ 6
Percentage of gains to be shared with structured entities	50.00%
Receivables due from related parties | $	$ 22		$ 26
Unconsolidated structured entities | First vessel | at the 60th month
Disclosure of unconsolidated structured entities [line items]
Call options' strike prices	29
Unconsolidated structured entities | First vessel | at the 72nd month
Disclosure of unconsolidated structured entities [line items]
Call options' strike prices	27
Unconsolidated structured entities | First vessel | at the 84th month
Disclosure of unconsolidated structured entities [line items]
Call options' strike prices	26
Unconsolidated structured entities | First vessel | at the 96th month
Disclosure of unconsolidated structured entities [line items]
Call options' strike prices	24
Unconsolidated structured entities | First vessel | at the 108th month
Disclosure of unconsolidated structured entities [line items]
Call options' strike prices	22
Unconsolidated structured entities | First vessel | at the 120th month
Disclosure of unconsolidated structured entities [line items]
Call options' strike prices	20
Unconsolidated structured entities | First vessel | at the 132nd month
Disclosure of unconsolidated structured entities [line items]
Call options' strike prices	17
Unconsolidated structured entities | First vessel | at the 144th month
Disclosure of unconsolidated structured entities [line items]
Call options' strike prices	14
Unconsolidated structured entities | Second vessel | at the 60th month
Disclosure of unconsolidated structured entities [line items]
Call options' strike prices	31
Unconsolidated structured entities | Second vessel | at the 72nd month
Disclosure of unconsolidated structured entities [line items]
Call options' strike prices	30
Unconsolidated structured entities | Second vessel | at the 84th month
Disclosure of unconsolidated structured entities [line items]
Call options' strike prices	28
Unconsolidated structured entities | Second vessel | at the 96th month
Disclosure of unconsolidated structured entities [line items]
Call options' strike prices	27
Unconsolidated structured entities | Second vessel | at the 108th month
Disclosure of unconsolidated structured entities [line items]
Call options' strike prices	26
Unconsolidated structured entities | Second vessel | at the 120th month
Disclosure of unconsolidated structured entities [line items]
Call options' strike prices	24
Unconsolidated structured entities | Second vessel | at the 132nd month
Disclosure of unconsolidated structured entities [line items]
Call options' strike prices	20
Unconsolidated structured entities | Second vessel | at the 144th month
Disclosure of unconsolidated structured entities [line items]
Call options' strike prices	14